UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Dec 31, 2003.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Chairman
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     Jan 14, 2004



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       55
Form 13F Information Table Value Total:	      334,615,000




			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Berkshire Hathaway      B       084670207      19,609     6,966   Sole   None
Costco Wholesale Corp.          22160K105      17,060   458,860   Sole   None
Pfizer, Inc                     717081103      15,282   432,563   Sole   None
Walgreen Company                931422109      15,163   416,801   Sole   None
PepsiCo, Inc.                   713448108      13,522   290,052   Sole   None
Ace Ltd.                        004644100      12,586   303,870   Sole   None
Intuit                          461202103      12,081   228,547   Sole   None
Johnson & Johnson               478160104      11,264   218,041   Sole   None
Wells Fargo & Co.               949746101      10,895   185,005   Sole   None
Viacom Inc.             B       925524308      10,812   243,619   Sole   None
Microsoft Corp.                 594918104      10,442   381,516   Sole   None
Washington Mutual               939322103      10,304   256,820   Sole   None
United Technologies             913017109       9,968   105,179   Sole   None
Cendant                         151313103       9,833   441,549   Sole   None
Yum Brands Inc.                 895953107       9,013   262,011   Sole   None
Polaris Industries              731068102       8,880   100,248   Sole   None
American Standard               029712106       8,730    86,697   Sole   None
Cisco Systems                   17275R102       8,364   346,189   Sole   None
Triad Hospitals                 89579K109       8,059   242,221   Sole   None
Alliant Techsystems Inc.        018804104       7,741   134,015   Sole   None
ConocoPhillips                  20825C104       7,691   117,295   Sole   None
Comcast Corp.           A       200300200       7,632   243,910   Sole   None
General Electric                369604103       7,267   234,560   Sole   None
Liberty Media                   530718105       7,048   592,731   Sole   None
Medtronic Inc.                  585055106       7,022   144,454   Sole   None
Health Mgmt Assoc               421933102       6,959   289,971   Sole   None
Lincare Holdings Inc            532791100       6,858   227,999   Sole   None
Rent A Center                   76009N100       6,706   223,546   Sole   None
Home Depot                      437076102       6,550   184,555   Sole   None
Estee Lauder Company            518439104       6,523   166,158   Sole   None
First Data                      319963104       6,364   154,885   Sole   None
Leap Frog Enterprises Inc.      52186N106       5,326   200,745   Sole   None
Berkshire Hathaway      A       084670108       4,128        49   Sole   None
Coach Inc.                      189754104       1,600    42,385   Sole   None
Brown & Brown                   115236101       1,519    46,582   Sole   None
General Dynamics                369550108       1,338    14,800   Sole   None
RenassanceRe Hldg.              G7496G103       1,292    26,331   Sole   None
Meritage Corp.                  59001A102       1,174    17,700   Sole   None
Biomet, Inc                     090613100       1,076    29,702   Sole   None
Corinthian Colleges             218868107       1,060    19,100   Sole   None
Dollar Tree Stores Inc.         256747106         989    32,890   Sole   None
Pepsi Bottling Group            713409100         958    39,625   Sole   None
Energizer Holdings Inc.         29266R108         953    25,365   Sole   None
Advance Auto Parts              00751Y106         908    11,150   Sole   None
EchoStar Comm. Corp.            278762109         883    25,990   Sole   None
Sunrise Assisted Living         86768K106         862    22,255   Sole   None
Patterson Dental Corp.          703412106         846    13,225   Sole   None
Ball Corp                       058498106         776    13,027   Sole   None
Take-Two Interactive            874054109         763    26,480   Sole   None
Sonic Corp.                     835451105         655    21,313   Sole   None
Darden Restaurants              237194105         616    29,296   Sole   None
Sun Microsystems                866810104         228    51,029   Sole   None
First American Corp             318522307         224     7,520   Sole   None
Chevron Texaco                  166764100         210     2,434   Sole   None
Frontier Insurance Group        359081106           3    10,000   Sole   None
